Commitments and Contingencies - Credit Extension Commitments Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Commitments [Line Items]
Legally binding unfunded commitments syndicated	$ 14,300	$ 15,700
Carrying amount credit extension commitments syndicated	664	546
Deferred revenue	18	18
Other liabilities reserve for unfunded lending commitments	646	528
Notional amount of credit extension commitments under fair value option	10,900	9,900
Unfunded loan commitments
Other Commitments [Line Items]
Fair value carrying amount liabilities	$ 658	$ 405